Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Estimated Useful Life of Assets

Depreciation and amortization are computed using the straight-line method over the following estimated useful lives of the assets.

Depreciation Periods
Land
Buildings and improvements	(up to 40 years)
Restaurant equipment	(up to 18 years)
Furniture, fixtures, and other	(up to 10 years)
Manufacturing equipment	(up to 30 years)
Capital Leases	(up to 40 years or lease term)